2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 66 .4%
Communication Services — 7.5%
Alphabet Inc ....................... 137,566 21,491,936
Comcast Corp ...................... 42,432 1,565,741
Electronic Arts Inc ................... 1,573 227,330
Ibotta Inc
(1)
........................ 3,489 147,236
John Wiley & Sons Inc ................. 1,432 63,810
Live Nation Entertainment Inc
(1)
........... 25,336 3,308,375
Marcus Corp/The .................... 1,518 25,335
Meta Platforms Inc ................... 40,657 23,433,069
Netflix Inc
(1)
........................ 6,050 5,641,806
New York Times Co/The ................ 1,939 96,174
Roku Inc
(1)
......................... 1,918 135,104
T-Mobile US Inc ..................... 11,404 3,041,561
Verizon Communications Inc ............ 118,409 5,371,032
Walt Disney Co/The .................. 47,976 4,735,231
69,283,740
Consumer Discretionary — 5.8%
Abercrombie & Fitch Co
(1)
............... 1,698 129,676
Adtalem Global Education Inc
(1)
........... 6,667 670,967
Amazon.com Inc
(1)
................... 178,749 34,008,785
AutoZone Inc
(1)
...................... 75 285,959
Bright Horizons Family Solutions Inc
(1)
...... 2,663 338,308
Brinker International Inc
(1)
.............. 1,560 232,518
Cava Group Inc
(1)
.................... 1,932 166,944
Cavco Industries Inc
(1)
................. 668 347,113
Frontdoor Inc
(1)
...................... 10,731 412,285
Grand Canyon Education Inc
(1)
........... 7,388 1,278,272
J Jill Inc .......................... 1,312 25,623
La-Z-Boy Inc ....................... 12,338 482,292
Monarch Casino & Resort Inc ............ 355 27,601
Murphy USA Inc ..................... 854 401,218
Royal Caribbean Cruises Ltd ............ 5,489 1,127,660
Strategic Education Inc ................ 3,713 311,743
Tapestry Inc ....................... 4,386 308,818
Tesla Inc
(1)
......................... 6,580 1,705,273
Texas Roadhouse Inc ................. 4,499 749,668
TopBuild Corp
(1)
..................... 16,858 5,140,847
Universal Technical Institute Inc
(1)
......... 2,145 55,084
Valvoline Inc
(1)
...................... 1,978 68,854
Yum! Brands Inc ..................... 30,127 4,740,785
Zumiez Inc
(1)
....................... 2,021 30,093
53,046,386
Consumer Staples — 5.1%
Altria Group Inc ..................... 5,609 336,652
Bunge Global SA .................... 16,435 1,255,963
Costco Wholesale Corp ................ 21,669 20,494,107
Dollar Tree Inc
(1)
..................... 452 33,932
Ingredion Inc ....................... 691 93,430
Kroger Co/The ...................... 22,809 1,543,941
Philip Morris International Inc ............ 30,268 4,804,440
PriceSmart Inc ...................... 6,380 560,483
Sprouts Farmers Market Inc
(1)
............ 3,096 472,573
Target Corp ........................ 38,094 3,975,490
Walmart Inc ....................... 153,193 13,448,813
47,019,824
Energy — 2.8%
Antero Resources Corp
(1)
............... 4,472 180,848
Berry Corp ........................ 7,296 23,420
ConocoPhillips ...................... 6,709 704,579
Devon Energy Corp ................... 40,272 1,506,173
Diamondback Energy Inc ............... 7,983 1,276,322
EOG Resources Inc ................... 64,106 8,220,953
EQT Corp ......................... 46,957 2,508,912
Exxon Mobil Corp .................... 48,477 5,765,369
Gulfport Energy Corp
(1)
................ 726 133,686
PrimeEnergy Resources Corp
(1)
........... 637 145,166
Targa Resources Corp ................. 18,642 3,737,162
Teekay Corp Ltd ..................... 3,592 23,599
Weatherford International PLC ........... 523 28,007
Williams Cos Inc/The ................. 30,114 1,799,613
26,053,809
Financials — 13.0%
Ally Financial Inc .................... 42,035 1,533,017
American Express Co ................. 8,127 2,186,569
Ameriprise Financial Inc ............... 1,173 567,861
Axis Capital Holdings Ltd ............... 10,404 1,042,897
BancFirst Corp ...................... 926 101,740
Bank of New York Mellon Corp/The ........ 154,467 12,955,147
Berkshire Hathaway Inc
(1)
.............. 116,032 61,796,323
BOK Financial Corp ................... 12,360 1,287,294
Cathay General Bancorp ............... 1,059 45,569
Comerica Inc ....................... 27,548 1,626,985
Commerce Bancshares Inc/MO ........... 13,797 858,587
First American Financial Corp ............ 17,972 1,179,502
First Citizens BancShares Inc/NC ......... 226 419,031
First Merchants Corp ................. 523 21,150
FirstCash Holdings Inc ................. 1,652 198,769
Hancock Whitney Corp ................ 46,995 2,464,888
Loews Corp ........................ 5,226 480,322
Mastercard Inc ..................... 30,434 16,681,484
Medley Management Inc
(1) (2)
............. 235 0
National Bank Holdings Corp ............ 1,035 39,609
NerdWallet Inc
(1)
..................... 6,004 54,336
Pathward Financial Inc ................ 10,686 779,544
Perella Weinberg Partners .............. 1,448 26,643
Popular Inc ........................ 25,998 2,401,435

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
PROG Holdings Inc ................... 7,086 188,488
QCR Holdings Inc .................... 3,028 215,957
Sezzle Inc
(1)
........................ 798 27,842
State Street Corp .................... 93,763 8,394,601
Stewart Information Services Corp ........ 984 70,208
Synchrony Financial .................. 25,891 1,370,670
Toast Inc
(1)
........................ 1,396 46,305
Wells Fargo & Co .................... 18,504 1,328,402
Zions Bancorp NA ................... 2,987 148,932
120,540,107
Health Care — 5.8%
AbbVie Inc ........................ 22,539 4,722,371
ACADIA Pharmaceuticals Inc
(1)
........... 8,275 137,448
Amgen Inc ........................ 19,547 6,089,868
Cardinal Health Inc ................... 17,328 2,387,279
Centene Corp
(1)
..................... 12,318 747,826
CorVel Corp
(1)
....................... 193 21,610
CVS Health Corp .................... 21,105 1,429,864
Elevance Health Inc .................. 4,039 1,756,803
Eli Lilly & Co ....................... 11,061 9,135,391
Encompass Health Corp ............... 43,961 4,452,370
Gilead Sciences Inc .................. 80,338 9,001,873
Hims & Hers Health Inc
(1)
............... 17,378 513,520
Humana Inc ....................... 3,384 895,406
IDEXX Laboratories Inc
(1)
............... 2,960 1,243,052
Johnson & Johnson .................. 28,995 4,808,531
Molina Healthcare Inc
(1)
................ 9,074 2,988,885
Natera Inc
(1)
........................ 5,667 801,371
Penumbra Inc
(1)
..................... 362 96,802
Tenet Healthcare Corp
(1)
................ 4,315 580,368
TG Therapeutics Inc
(1)
................. 10,947 431,640
United Therapeutics Corp
(1)
............. 508 156,601
UnitedHealth Group Inc ................ 1,623 850,046
Universal Health Services Inc ............ 738 138,670
Vericel Corp
(1)
...................... 5,891 262,856
53,650,451
Industrials — 4.7%
Alaska Air Group Inc
(1)
................. 12,708 625,488
Albany International Corp ............... 6,745 465,675
Allegiant Travel Co ................... 7,487 386,704
Allegion plc ........................ 11,664 1,521,686
Allison Transmission Holdings Inc ......... 8,784 840,365
Argan Inc ......................... 1,910 250,535
Boise Cascade Co ................... 22,003 2,158,274
BWX Technologies Inc ................. 22,702 2,239,552
Cintas Corp ........................ 7,904 1,624,509
Copart Inc
(1)
........................ 14,143 800,352
Delta Air Lines Inc ................... 77,812 3,392,603
Dover Corp ........................ 48,380 8,499,398
EMCOR Group Inc .................... 4,182 1,545,793
Fluor Corp
(1)
........................ 11,067 396,420
H&E Equipment Services Inc ............ 3,836 363,615
Heidrick & Struggles International Inc ...... 440 18,845
Hexcel Corp ....................... 24,033 1,316,047
HNI Corp .......................... 719 31,888
Hyster-Yale Inc ..................... 540 22,432
IES Holdings Inc
(1)
.................... 3,220 531,654
Innodata Inc
(1)
...................... 2,081 74,708
Johnson Controls International plc ......... 9,468 758,482
Lincoln Electric Holdings Inc ............. 806 152,463
Lockheed Martin Corp ................. 102 45,564
Masco Corp ....................... 90,391 6,285,790
Matson Inc ........................ 847 108,560
Maximus Inc ....................... 17,516 1,194,416
McGrath RentCorp ................... 1,827 203,528
MRC Global Inc
(1)
.................... 2,669 30,640
Northrop Grumman Corp ............... 404 206,852
SkyWest Inc
(1)
...................... 2,717 237,384
Sterling Infrastructure Inc
(1)
............. 9,556 1,081,835
UniFirst Corp/MA .................... 106 18,444
United Airlines Holdings Inc
(1)
............ 50,147 3,462,650
Valmont Industries Inc ................. 179 51,081
Vertiv Holdings Co ................... 36,151 2,610,102
Willdan Group Inc
(1)
................... 2,892 117,762
43,672,096
Information Technology — 15.6%
Apple Inc ......................... 179,563 39,886,329
Asana Inc
(1)
........................ 29,318 427,163
Broadcom Inc ...................... 27,098 4,537,018
Consensus Cloud Solutions Inc
(1)
.......... 4,942 114,061
Corning Inc ........................ 18,268 836,309
HP Inc ........................... 12,946 358,475
Microsoft Corp ...................... 140,264 52,653,703
NETGEAR Inc
(1)
...................... 2,082 50,926
NetScout Systems Inc
(1)
................ 992 20,842
NVIDIA Corp ....................... 284,307 30,813,193
Oracle Corp ........................ 41,454 5,795,684
Photronics Inc
(1)
..................... 44,872 931,543
QUALCOMM Inc ..................... 5,219 801,691
TD SYNNEX Corp .................... 17,995 1,870,760
Texas Instruments Inc ................. 27,289 4,903,833
Ubiquiti Inc ........................ 1,981 614,387
144,615,917
Materials — 2.2%
Ball Corp ......................... 102,320 5,327,802
Ecolab Inc ......................... 37,742 9,568,352
Newmont Corp ..................... 39,358 1,900,204
Nucor Corp ........................ 325 39,111
Olympic Steel Inc .................... 2,432 76,657
Steel Dynamics Inc ................... 19,768 2,472,581
Sylvamo Corp ...................... 14,284 958,028
20,342,735

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Real Estate — 2.1%
CoStar Group Inc
(1)
................... 52,849 4,187,226
Public Storage ...................... 66 19,753
Simon Property Group Inc .............. 89,658 14,890,401
Zillow Group Inc
(1)
.................... 1,478 101,332
19,198,712
Utilities — 1.8%
American States Water Co .............. 5,835 459,098
Avista Corp ........................ 7,613 318,756
Black Hills Corp ..................... 33,168 2,011,639
Brookfield Renewable Corp ............. 22,083 616,557
Dominion Energy Inc .................. 48,651 2,727,862
National Fuel Gas Co .................. 63,279 5,011,064
NextEra Energy Inc ................... 20,061 1,422,124
Portland General Electric Co ............. 2,234 99,636
SJW Group ........................ 5,450 298,061
Spire Inc .......................... 28,182 2,205,242
Vistra Corp ........................ 9,813 1,152,439
16,322,478
Total Common Stocks (United States)
(Cost $ 533,212,215 ) ................ 613,746,255
Preferred Stock (United States) — 0 .0%
Pref Bank/Los Angeles CA .............. 663 55,466
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 2,612 65,979
Total Preferred Stock (United States)
(Cost $ 121,571 ) ................... 121,445
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 7 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 32 .1%
Meeder Government Money Market Fund - Class
F , 4.18%
(3)
....................... 296,936,357 296,936,357
Total Money Market Registered Investment
Companies
(Cost $ 296,936,357 ) ................ 296,936,357
Total Investments — 98 .5%
(Cost $ 830,270,143 ) ................ 910,804,057
Other Assets less Liabilities — 1 .5% ....... 14,313,771
Total Net Assets — 100 .0% ............. 925,117,828
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 7,039 86,017
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,941 44,721
Meeder Dynamic Allocation Fund - Retail Class 18,441 241,762
Meeder Muirfield Fund - Retail Class ....... 14,880 131,093
Total Trustee Deferred Compensation
(Cost $ 465,269 ) ................... 503,593
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 370 6/20/25 44,701,550 (1,596,637)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 405 6/20/25 22,493,700 (731,001)
Russell 2000 Futures Mini
June 2025 ......... 298 6/20/25 30,203,790 (876,509)
S&P 500 Mini Futures June
2025 ............ 332 6/20/25 93,843,950 (844,542)
S&P Mid Cap Futures EMini
June 2025 ......... 77 6/20/25 22,627,220 (52,261)
Total Futures Contracts .. 1,482 213,870,210 (4,100,950)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.